Pay vs Performance Disclosure - USD ($)		2 Months Ended	10 Months Ended	12 Months Ended
		Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
(a) Year	(b) Summary Compensation Table Total for PEO (1)	(c) Compensation Actually Paid to PEO (2)	(d) Average Summary Compensation Table Total for Non-PEO NEOs (1)	(e) Average Compensation Actually paid to Non-PEO NEOs (2)	(f) Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	(g) Net Income (Loss)

2024 Current PEO	527,917	439,608	533,611	424,683	$24	(1,315,000)
2024 Former PEO	98,836	43,240
2023	1,974,081	851,889	844,000	631,667	$44	3,845,000
2022	668,293	619,681	323,402	323,402	$78	1,088,000

Named Executive Officers, Footnote [Text Block]

1.	Mr. Cerminara has served as the Company’s Chief Executive Officer since February 29, 2024 and Mr. Swets served as the Company’s Chief Executive Officer for the entirety of 2022 and 2023 and until February 28, 2024. Mr. Roberson has served as the Company’s Chief Financial Officer since February 29, 2024 and Mr. Baqar served as the Company’s Chief Financial Officer for the entirety of 2022 and 2023 and until February 28, 2024. Mr. Major has served as the Company’s Chief Accounting Officer since September 30, 2024 and Mr. Bottjer served as the Company’s Chief Accounting Officer during 2022 until May 26, 2022. The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to Mr. Cerminara and Mr. Swets who served as PEO during 2024 and solely to Mr. Swets who served as PEO during 2022 and 2023. The non-PEO NEOs information reflected in columns (d) and (e) above relates to Mr. Roberson, Mr. Major Mr. Baqar and Mr. Swets for a portion of 2024 serving as non-PEO NEOs during 2024, to Mr. Baqar who served as non-PEO NEO during 2023 and to Messrs. Baqar and Bottjer who served as non-PEO NEOs during 2022.

PEO Total Compensation Amount	[1],[2]				$ 1,974,081		$ 668,293
PEO Actually Paid Compensation Amount	[2],[3]				851,889		619,681
Adjustment To PEO Compensation, Footnote [Text Block]

	Fiscal Year		SCT Total (a)	SCT Share Awards (b)	Fair Value of Restricted Shares Units (“RSU”) Granted in the Covered Year(c)	Change in Fair Value of Unvested RSUs from Covered Years (d)	Fair Value of RSU Granted and Vested in the Covered Year (e)	Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year (f)	Change in Fair Value of Unvested RSUs from the Prior Years (g)	Compensation Actually Paid

	2024	Current PEO	527,917	(382,083)	-	-	382,083	(42,087)	(46,221)	439,608
PEO	2024	Former PEO	98,836	-	-	-		(50,338)	(5,258)	43,240
	2023		1,974,081	(1,400,000)	730,667	(570,833)	121,333	(3,359)	-	851,889
	2022		668,293	(43,525)	-	-	-	(3,659)	(1,429)	619,681

Average Non-	2024		533,611	(114,625)	-	-	114,625	(78,696)	(30,232)	424,683
PEO NEO’s	2023		844,000	(364,000)	138,667	138,667	(108,333)		-	631,667
	2022		323,402	-	-	-	-	-	-	323,402

To calculate the amounts reported in the “Compensation Actually Paid” columns in the table above, the following amounts were deducted from and added to (as applicable) our NEOs total compensation as reported in the Summary Compensation Table (“SCT”):

a.	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

b.	Represents the grant date fair value of option and RSU awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

c.	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested RSU granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

d.	Represents the change in fair value during the indicated fiscal year of each RSU that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

e.	Represents the fair value at vesting of the RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

f.	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

g.	Represents the fair value as of the last day of the prior fiscal year of the share awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	[2]			$ 533,611	844,000	[1]	323,402	[1]
Non-PEO NEO Average Compensation Actually Paid Amount				424,683	631,667	[3]	323,402	[3]
Total Shareholder Return Amount	[4]				44		78
Net Income (Loss) Attributable to Parent					$ 3,845,000		$ 1,088,000
PEO Name		Mr. Swets	Mr. Cerminara		Mr. Swets		Mr. Swets
Current PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]			527,917
PEO Actually Paid Compensation Amount	[2],[3]			439,608
Non-PEO NEO Average Total Compensation Amount	[1]			533,611
Non-PEO NEO Average Compensation Actually Paid Amount	[3]			424,683
Total Shareholder Return Amount	[4]			24
Net Income (Loss) Attributable to Parent				(1,315,000)
Current PEO [Member] | SCT Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(382,083)
Current PEO [Member] | Fair Value of Restricted Shares Units (“RSU”) Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Current PEO [Member] | Change in Fair Value of Unvested RSUs from Covered Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Current PEO [Member] | Fair Value of RSU Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			382,083
Current PEO [Member] | Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(42,087)
Current PEO [Member] | Change in Fair Value of Unvested RSUs from the Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			(46,221)
Former PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]			98,836
PEO Actually Paid Compensation Amount	[2],[3]			43,240
Non-PEO NEO Average Total Compensation Amount	[1]
Non-PEO NEO Average Compensation Actually Paid Amount	[3]
Total Shareholder Return Amount	[4]
Net Income (Loss) Attributable to Parent
Former PEO [Member] | SCT Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]
Former PEO [Member] | Fair Value of Restricted Shares Units (“RSU”) Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Former PEO [Member] | Change in Fair Value of Unvested RSUs from Covered Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Former PEO [Member] | Fair Value of RSU Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
Former PEO [Member] | Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(50,338)
Former PEO [Member] | Change in Fair Value of Unvested RSUs from the Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			(5,258)
PEO [Member] | SCT Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]				$ (1,400,000)		$ (43,525)
PEO [Member] | Fair Value of Restricted Shares Units (“RSU”) Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]				730,667
PEO [Member] | Change in Fair Value of Unvested RSUs from Covered Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]				(570,833)
PEO [Member] | Fair Value of RSU Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]				121,333
PEO [Member] | Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]				(3,359)		(3,659)
PEO [Member] | Change in Fair Value of Unvested RSUs from the Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]						(1,429)
Non-PEO NEO [Member] | SCT Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]			(114,625)	(364,000)
Non-PEO NEO [Member] | Fair Value of Restricted Shares Units (“RSU”) Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]				138,667
Non-PEO NEO [Member] | Change in Fair Value of Unvested RSUs from Covered Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]				138,667
Non-PEO NEO [Member] | Fair Value of RSU Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]			114,625	(108,333)
Non-PEO NEO [Member] | Change in Fair Value of RSUs from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(78,696)
Non-PEO NEO [Member] | Change in Fair Value of Unvested RSUs from the Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]			$ (30,232)

[1]	has served as the Company’s Chief Executive Officer since February 29, 2024 and served as the Company’s Chief Executive Officer for the entirety of 2022 and 2023 and until February 28, 2024. Mr. Roberson has served as the Company’s Chief Financial Officer since February 29, 2024 and Mr. Baqar served as the Company’s Chief Financial Officer for the entirety of 2022 and 2023 and until February 28, 2024. Mr. Major has served as the Company’s Chief Accounting Officer since September 30, 2024 and Mr. Bottjer served as the Company’s Chief Accounting Officer during 2022 until May 26, 2022. The Principal Executive Officer (“PEO”) information reflected in columns (b) and (c) relates to Mr. Cerminara and Mr. Swets who served as PEO during 2024 and solely to Mr. Swets who served as PEO during 2022 and 2023. The non-PEO NEOs information reflected in columns (d) and (e) above relates to Mr. Roberson, Mr. Major Mr. Baqar and Mr. Swets for a portion of 2024 serving as non-PEO NEOs during 2024, to Mr. Baqar who served as non-PEO NEO during 2023 and to Messrs. Baqar and Bottjer who served as non-PEO NEOs during 2022.
[2]	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
[3]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of adjustments for Messrs. Cerminara, Swets, Roberson, Baqar, Major and Bottjer is set forth in the table immediately following the footnotes.
[4]	Pursuant to rules of the SEC, the illustration assumes $100 was invested on December 31, 2021 in our common stock. For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2021 through December 31 of each covered fiscal year. Historic common stock price performance is not necessarily indicative of future common stock price performance.
[5]	Represents the grant date fair value of option and RSU awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[6]	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested RSU granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[7]	Represents the change in fair value during the indicated fiscal year of each RSU that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[8]	Represents the fair value at vesting of the RSUs that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[9]	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each RSU that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
[10]	Represents the fair value as of the last day of the prior fiscal year of the share awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.